Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net	Deposits, prepayment, other receivables and deferred IPO cost, net consist of the following:
	September 30,	December 31,
	2024	2023

Other receivables	$35,253	$15,910
Deposits	144,079	123,008
Prepayment	214,937	4,848
Deferred initial public offering “IPO” cost	—	373,677
Less: allowance for expected credit loss	(15)	(14)
	$394,254	$517,429
Deposits, prepayment, other receivables and deferred IPO cost, net consist of the following:
	December 31,
	2023	2022

Other receivables	$15,910	$30,295
Deposits	123,008	40,131
Prepayment	4,848	-
Deferred initial public offering “IPO” cost	373,677	-
Less: allowance for expected credit loss	(14)	(141)
	$517,429	$70,285

Schedule of Movement of Allowances for Expected Credit Loss	The movement of allowances for expected credit loss is as follow:
	September 30,	December 31,
	2024	2023
Balance at beginning of the year	$(14)	$(141)
Reversal of provision (Provision)	(1)	127
Effect of currency translation adjustment	—	—
Ending balance	$(15)	$(14)
The movement of allowances for expected credit loss is as follow:
	December 31,
	2023	2022
Balance at beginning of the year	$(141)	$(115)
Reversal of provision (Provision)	127	(30)
Effect of currency translation adjustment	-	4
Ending balance	$(14)	$(141)